INCOME TAX (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Federal [Abstract]
Current	$ 0	$ 0
Deferred	(49,253)	(243,698)
State and Local [Abstract]
Current	0	0
Deferred	0	0
Change in valuation allowance	49,253	243,698
Income tax provision	0	0
Deferred Tax Assets [Abstract]
Start-up Costs	30,269	232,924
Net operating loss carryforward	18,984	60,025
Total deferred tax assets	49,253	292,949
Valuation Allowance	(49,253)	(292,949)
Deferred tax assets, net of allowance	0	0
Federal net operating loss carryovers	$ 90,400	$ 195,400
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in FV of Warrant Liabilities	(18.00%)	(25.90%)
Transaction costs allocable to warrant liabilities	(1.60%)	0.00%
Compensation expense related to warrant liabilities	(0.30%)	0.00%
Valuation allowance	(1.10%)	4.90%
Income tax provision	0.00%	0.00%